Trade Accounts Receivables - Schedule of Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Apr. 15, 2013	Dec. 31, 2012
Receivables [Abstract]
Insurance claims for recoveries			$ 1,000
Refund of value added tax	312
Prepaid expenses	247		191
Current portion of deferred debt issuance cost	1,116		982
Deferred incremental costs of MLP offering			1,078
Other receivable	139		208
Total other current assets	$ 1,814	$ 89	$ 3,459